Intangible Assets, Net and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net and Goodwill [Abstract]
Total amortization expenses	$ 20	$ 20	$ 177
Discount rate	25.30%
Growth rate	3.00%